Summary of Significant Accounting Policies (Details) - Schedule of fixed asset transactions - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Fixed Asset Transactions Abstract
Depreciation expense	$ 18,434	$ 22,025	$ 40,155	$ 40,993
Gain/(loss) on disposals
Cash paid for fixed asset additions			$ 98,722	$ 5,253